LOAN (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2013 D
Loan 1	$ 250,000
Loan 2	100,000
Loan 3	$ 0.50
Loan 4	65,192
Loan 5	8.00%
Loan 6	90
Loan 7	100,000
Loan 8	0.75
Loan 9	$ 0.50
Loan 10	48,800
Loan 11	100,000
Loan 12	$ 0.50
Loan 13	$ 46,000